DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Financial Instruments Designated as Hedge Accounting (Details) - Cash flow hedges kr in Millions	12 Months Ended
	Dec. 31, 2025 DKK (kr) USD ($) $ / kr T MT	Dec. 31, 2024 DKK (kr) USD ($) $ / kr T MT	Dec. 31, 2023 USD ($) DKK (kr) $ / kr MT
Forward exchange contracts (USD/DKK)
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	341.3	348.9	325.5
Average hedge (in USD per DKK) | $ / kr	6.41	6.8	6.8
Forward exchange contracts (USD/DKK) | Less than one year
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	341.3	348.9	325.5
Forward exchange contracts (USD/DKK) | Due between one and two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	0.0	0.0	0.0
Forward exchange contracts (USD/DKK) | Due after two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	0.0	0.0	0.0
Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	414,200,000	498,700,000	923,000,000.0
Average interest rate (as a percent)	2.76%	1.29%	1.45%
Interest rate swaps | Less than one year
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	20,200,000	134,500,000	103,300,000
Interest rate swaps | Due between one and two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	124,400,000	95,200,000	172,000,000.0
Interest rate swaps | Due after two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	269,500,000	268,900,000	647,700,000
Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | MT	2,400	9,000	9,600
Average price of the hedging instrument	391.0	391.0	539.2
Bunker swaps | Less than one year
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT)	2,400	9,000	9,600
Bunker swaps | Due between one and two years
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT)	0	0	0
Bunker swaps | Due after two years
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT)	0	0	0